Financial Assets - Summary of Financial Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unlisted equity securities [member]
Disclosure of financial assets [line items]
Dividend income	¥ 23	¥ 23